COMMITMENTS:	12 Months Ended
Dec. 31, 2013
COMMITMENTS:
COMMITMENTS:	NOTE 8—COMMITMENTS: Rental expense aggregated $793, $967 and $1,042 in 2013, 2012 and 2011, respectively. Future operating lease commitments are not significant.